Note 12 - Derivatives and Fair Value Disclosures - Components of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 25,435
Balance	617,895	$ 25,435
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest [Member]
Balance	25,435	(393,288)	$ (293,020)
Effective portion of changes in fair value of interest swap contracts	592,460	418,723	(100,268)
Balance	$ 617,895	$ 25,435	$ (393,288)